Segment Information	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Information
Note 15: Segment Information
The Company’s operating segments are comprised of its businesses which generate revenue, incur expense and have separate financial information which is regularly used by the chief operating decision maker to make operating decisions, assess performance and allocate resources. The Company operates its businesses primarily through one reportable segment, the Regulated Businesses segment. The Regulated Businesses segment also includes inter-segment revenues, costs and interest which are eliminated to reconcile to the Consolidated Statements of Operations.
The Company also operates other businesses, primarily MSG, that do not meet the criteria of a reportable segment in accordance with GAAP and are collectively presented throughout this Form
10-Q
within “Other,” which is consistent with how management assesses the results of these businesses. Other also includes corporate costs that are not allocated to the Company’s Regulated Businesses, interest income related to the secured seller promissory note from the sale of HOS, income from assets not associated with the Regulated Businesses, eliminations of inter-segment transactions and fair value adjustments related to acquisitions that have not been allocated to the Regulated Businesses segment. The adjustments related to the acquisitions are reported in Other as they are excluded from segment performance measures evaluated by management.
The Company’s chief operating decision maker is the President and Chief Executive Officer. The chief operating decision maker uses segment net income or loss to evaluate profit generated from segment assets when making decisions about allocating resources. The chief operating decision maker also uses segment net income to monitor budget versus actual results to assess the performance of the segment.

Presented in the tables below is summarized segment information:

	As of or for the Three Months Ended March 31, 2026
	Regulated Businesses	Other	Consolidated
Operating revenues	$1,111	$96	$1,207
Less:
Operation and maintenance (a)	417	76	493
Other segment items (b)	66	1	67
Depreciation and amortization	234	3	237
Interest expense	126	37	163
Interest income	(1)	(11)	(12)
Provision for income taxes	61	2	63

Net income (loss) attributable to common shareholders	$208	$(12)	$196

Total assets	$33,168	$2,096	$35,264
Cash paid for capital expenditures	$657	$2	$659

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Three Months Ended March 31, 2025
	Regulated Businesses	Other	Consolidated
Operating revenues	$1,049	$93	$1,142
Less:
Operation and maintenance (a)	395	73	468
Other segment items (b)	67	(1)	66
Depreciation and amortization	213	3	216
Interest expense	114	30	144
Interest income	(1)	(21)	(22)
Provision for income taxes	60	5	65

Net income attributable to common shareholders	$201	$4	$205

Total assets	$30,288	$2,868	$33,156
Cash paid for capital expenditures	$545	$3	$548

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.